Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Securities Act File Number	001-42042
Entity Registrant Name	ZEEKR Intelligent Technology Holding Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 2301, Building 1,
Entity Address, Address Line Two	Dadao Wangchao Shangwu Center,
Entity Address, Address Line Three	Yingfeng Street, Xiaoshan District,
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	311215
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	2,541,971,138
Entity Central Index Key	0001954042
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Hangzhou, the People’s Republic of China
Auditor Firm ID	1113
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares
Trading Symbol	ZK
Security Exchange Name	NYSE
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.0002 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Room 2301, Building 1,
Entity Address, Address Line Two	Dadao Wangchao Shangwu Center,
Entity Address, Address Line Three	Yingfeng Street, Xiaoshan District,
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	311215
Contact Personnel Name	Conghui An
Country Region	+86
City Area Code	400
Local Phone Number	003-6036
Contact Personnel Email Address	ir@zeekrlife.com